STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipals, Inc.

December 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0%
Alabama - 3.4%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	5,970,000		5,178,434
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1	5.50	2/1/2029	5,555,000	[a]	5,947,145
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	1,005,822
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.90	10/1/2050	2,500,000		2,625,058
				14,756,459
Alaska - .6%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	3,000,000		2,782,561
Arizona - 6.0%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,275,000	[b]	1,174,196
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2030	535,000	[b]	517,055
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2040	925,000	[b]	784,545
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	6.00	7/1/2051	1,000,000	[b,c]	60,000
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	5,770,000	[b,c]	346,200
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.25	11/1/2053	2,000,000		2,148,200
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,600,000	[b]	1,537,406

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Arizona - 6.0% (continued)
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. D	5.00	7/1/2051	380,000	[b]	347,210
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. D	5.00	7/1/2047	1,035,000	[b]	960,771
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,170,000		1,165,482
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	2,480,000	[b]	2,521,751
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2052	3,000,000	[b]	3,039,969
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management)	5.00	7/1/2047	2,000,000	[b]	1,899,311
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	1,000,000		1,115,204
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%	4.08	12/1/2037	4,030,000	[b,d,e]	4,494,343
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	1,864,503
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2035	2,360,000	[b]	2,366,722
				26,342,868
Arkansas - .6%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,600,000		2,638,615

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
California - 5.5%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,400,000		1,324,235
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	2,710,168		2,550,941
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	1,000,000		1,024,334
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000	[b]	937,146
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,000,000	[b]	1,003,217
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2051	1,500,000		1,572,772
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	1,000,000		997,416
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000		1,542,697
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	4,750,000		4,965,571
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%	4.73	5/1/2044	7,860,000	[b,d,e]	8,206,061
				24,124,390
Colorado - 6.8%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000		1,593,216
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,250,000		1,258,859
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,500,000		3,906,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Colorado - 6.8% (continued)
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes System)	5.00	12/31/2056	1,245,000		1,247,266
Denver City & County, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	1,000,000		999,945
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	4,500,000		4,508,747
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	2,000,000		1,811,291
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000		1,467,724
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	1,500,000		1,547,157
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	3.67	8/1/2044	4,440,000	[b,d,e]	5,257,569
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%	0.83	11/15/2048	5,535,000	[b,d,e]	5,306,226
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	650,000		555,641
				29,459,877
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Hartford University) Ser. P	5.38	7/1/2052	1,500,000		1,374,639
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000		971,306
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	410,000		386,857

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Connecticut - 1.4% (continued)
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	3,500,000	[b]	3,541,503
				6,274,305
Delaware - .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.25	11/15/2053	1,000,000		1,024,238
District of Columbia - .5%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2039	1,000,000		1,062,911
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000		946,524
				2,009,435
Florida - 9.2%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	3,000,000		2,814,398
Capital Trust Agency, Revenue Bonds (WFCS Portfolio Projects) Ser. A	5.00	1/1/2056	750,000	[b]	570,903
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	6.00	6/15/2044	5,000,000	[b]	4,207,886
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,685,000		4,504,731
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	3,500,000		3,582,996
Lee Memorial Health System, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2049	1,650,000		1,588,095
Miami-Dade County, Revenue Bonds	0.00	10/1/2045	3,000,000	[f]	1,189,769
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	2,850,000		2,891,601
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2042	735,000		756,026

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Florida - 9.2% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,600,000		1,606,502
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000		1,027,096
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2029	700,000		718,136
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,500,000		1,978,988
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%	1.87	10/1/2049	12,750,000	[b,d,e]	12,485,228
				39,922,355
Georgia - 6.9%
Atlanta Water & Wastewater, Revenue Bonds (Proctor Creek Watershed) Ser. D	3.50	11/1/2028	880,000	[b]	893,402
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000		3,381,004
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,250,000		1,281,568
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	1,500,000	[a]	1,591,478
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%	4.57	10/1/2043	10,000,000	[b,d,e]	10,002,423
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	2.11	7/1/2044	6,340,000	[b,d,e]	6,845,009

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Georgia - 6.9% (continued)
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	4.64	1/1/2059	3,600,000	[b,d,e] 3,637,294
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	2,400,000	2,222,400
				29,854,578
Hawaii - .5%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,000,000	1,055,221
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	1,500,000	1,021,315
				2,076,536
Idaho - 1.5%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000	5,016,866
Spring Valley Community Infrastructure District No. 1, Special Assessment Bonds	3.75	9/1/2051	2,000,000	[b] 1,577,795
				6,594,661
Illinois - 11.4%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2034	1,400,000	1,434,187
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000	1,994,500
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,024,852
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,151,254
Chicago II, GO, Ser. A	5.00	1/1/2044	4,000,000	4,106,554
Chicago II, GO, Ser. A	5.50	1/1/2049	1,000,000	1,042,485
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2041	1,550,000	1,684,968
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	2,000,000	2,039,924
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000	1,041,181
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,100,000	1,195,706
Illinois, GO, Ser. A	5.00	5/1/2038	3,400,000	3,572,906
Illinois, GO, Ser. C	5.00	11/1/2029	1,120,000	1,199,578

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Illinois - 11.4% (continued)
Illinois, GO, Ser. D	5.00	11/1/2028	2,825,000		3,033,599
Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	1,000,000		1,001,001
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000		1,021,043
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	1,750,000		1,425,262
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,000,000		2,041,258
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,569,744
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	0.00	12/15/2054	21,800,000	[f]	4,985,300
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	2,000,000		2,037,324
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate 5.00%	3.97	4/1/2025	4,920,000	[b,d,e]	5,007,298
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 4.00%	4.37	6/1/2048	3,000,000	[b,d,e]	2,989,664
				49,599,588
Indiana - 1.7%
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. B	3.00	11/1/2030	1,000,000		940,554
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	5,825,000	[b]	4,353,925
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,750,000		1,880,949
				7,175,428

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,515,000		2,634,600
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000		617,885
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	500,000		333,780
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2031	2,000,000		2,195,671
				5,781,936
Kentucky - 1.3%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	1,000,000	[b]	950,720
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,500,000	[a]	2,504,799
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	2,270,000	[a]	2,279,664
				5,735,183
Louisiana - 3.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	3,100,000		2,945,586
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A	4.00	4/1/2050	885,000		859,460
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A	4.00	4/1/2030	115,000	[g]	124,936
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000		1,026,957
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate 5.00%	4.24	7/1/2047	10,755,000	[b,d,e]	10,970,086
				15,927,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Maryland - 4.4%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) Ser. B	5.25	6/30/2055	3,120,000		3,216,003
Maryland Economic Development Corp., Tax Allocation Bonds (Port Covington Project)	4.00	9/1/2050	1,000,000		841,856
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,316,111
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2051	1,000,000		872,437
Maryland State Transportation Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2037	2,000,000		2,116,785
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate 5.00%	0.01	1/1/2024	9,000,000	[b,d,e]	9,000,000
				19,363,192
Massachusetts - 4.8%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000		1,637,660
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,500,000		1,631,400
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,000,000	[b]	896,907
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,400,000		1,423,980
Tender Option Bond Trust Receipts (Series 2023-XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 5.00%	4.30	6/1/2053	14,000,000	[b,d,e]	15,436,523
				21,026,470
Michigan - 5.0%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,305,000		2,348,817

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Michigan - 5.0% (continued)
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	3,000,000		3,116,594
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Group)	5.00	11/1/2044	5,165,000		5,208,451
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,500,000		1,497,377
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	1,000,000		1,005,853
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	2,000,000		2,008,683
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2040	4,435,000		4,677,332
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D2	5.00	7/1/2034	2,000,000		2,036,580
				21,899,687
Minnesota - .7%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	3,000,000		3,038,287
Missouri - 3.5%
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	2,975,000		2,636,071
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2048	2,025,000		1,805,397
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds	5.13	6/1/2046	4,580,000		4,636,796
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 4.25%	2.27	12/1/2053	3,000,000	[b,d,e]	2,983,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Missouri - 3.5% (continued)
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	3,365,000		3,226,544
				15,288,524
Multi-State - .5%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,325,000	[b]	2,082,152
Nevada - 1.5%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	3,745,000		3,908,516
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	2,750,000		2,512,957
				6,421,473
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	3.75	7/2/2040	1,000,000	[a,b]	784,172
New Jersey - 6.1%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000		1,091,586
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,855,000		1,912,214
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2025	695,000	[g]	719,461
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,500,000		1,473,930
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,275,000		1,416,267
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2025	1,560,000		1,563,715
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	2,000,000		2,202,647
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,135,836
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	2,700,000		3,025,519

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
New Jersey - 6.1% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,500,000		1,543,330
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	2,000,000		1,996,975
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate 5.25%	5.07	6/15/2040	3,250,000	[b,d,e]	3,358,927
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	750,000		773,458
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	3,180,000		3,229,003
				26,442,868
New York - 7.2%
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2052	7,825,000	[f]	1,937,072
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	7,000,000	[b]	6,963,683
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2045	1,000,000		923,540
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2040	3,535,000		3,779,119
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,500,000		3,498,540
New York Transportation Development Corp., Revenue Bonds (LaGuradia Airport Terminal)	5.63	4/1/2040	1,000,000		1,077,753
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,049,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
New York - 7.2% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	1,475,000		1,441,363
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	1,705,994
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-recourse, Underlying Coupon Rate 4.00%	4.03	11/15/2047	6,300,000	[b,d,e]	6,191,443
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	1,165,000		1,064,817
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	2,150,000	[b]	1,816,260
				31,449,046
North Carolina - 2.9%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	3,000,000		2,138,011
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Pennybyrn at Maryfield)	5.00	10/1/2035	1,005,000		971,984
Tender Option Bond Trust Receipts (Series 2022-XF1352), (North Carolina State Medical Care Commission Health Care Facilities, Revenue Bonds (Novant Health Obligated Group, Ser. A)) Non-recourse, Underlying Coupon Rate 4.00%	2.60	11/1/2052	10,000,000	[b,d,e]	9,522,474
				12,632,469
Ohio - 5.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	12,850,000		12,094,330
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2031	3,955,000	[f]	3,103,298

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Ohio - 5.5% (continued)
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2029	3,955,000	[f]	3,323,784
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	2,000,000		1,992,258
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000		1,196,525
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper OH Project)	4.50	1/15/2048	2,250,000	[b]	2,114,594
				23,824,789
Oklahoma - .3%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000		1,503,874
Oregon - .5%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000		1,378,500
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Retirement Community) Ser. A	5.00	11/15/2046	1,250,000		976,276
				2,354,776
Pennsylvania - 7.1%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,500,000		1,647,563
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,175,000		1,197,767
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	3,000,000		3,333,859
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2036	3,675,000		3,746,002
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000		1,472,090
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2043	1,810,000		1,824,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Pennsylvania - 7.1% (continued)
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/2027	4,300,000		4,541,040
Tender Option Bond Trust Receipts (Series 2023-XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%	2.37	5/15/2053	4,000,000	[b,d,e]	3,889,553
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-recourse, Underlying Coupon Rate 5.50%	4.84	9/1/2053	5,820,000	[b,d,e]	6,655,429
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	2,740,000		2,816,979
				31,124,832
Rhode Island - 3.0%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2036	6,365,000		6,886,977
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds) Ser. A) Non-recourse, Underlying Coupon Rate 4.13%	4.14	10/1/2048	6,000,000	[b,d,e]	6,083,263
				12,970,240
South Carolina - 4.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		912,932
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	2,810,000		2,787,216
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	3,000,000		2,812,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
South Carolina - 4.9% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate 5.13%	3.87	12/1/2043	15,000,000	[b,d,e]	14,989,612
				21,502,360
South Dakota - 1.1%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-recourse, Underlying Coupon Rate 5.00%	4.21	7/1/2046	4,720,000	[b,d,e]	4,820,608
Texas - 11.8%
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2053	1,500,000		1,464,457
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,605,018
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	3,100,000		2,743,864
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	4,500,000		4,477,633
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	1,000,000		1,022,701
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	6,000,000		6,073,901
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,459,378
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,000,000		987,413
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2050	6,500,000	[f]	1,832,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Texas - 11.8% (continued)
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	2,400,000		2,425,077
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,610,000		1,571,929
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,235,000		1,206,264
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	1,976,174
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group)	5.00	11/15/2051	2,000,000		2,133,620
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		908,424
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-recourse, Underlying Coupon Rate 4.00%	1.72	2/15/2053	7,500,000	[b,d,e]	7,453,914
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,300,000		1,304,730
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	6,930,000		7,012,854
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000		1,528,675
				51,188,676
U.S. Related - 1.4%
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	810,000		855,879
Puerto Rico, GO, Ser. A	0.00	7/1/2033	381,733	[f]	238,502
Puerto Rico, GO, Ser. A	0.00	7/1/2024	48,128	[f]	47,190
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	296,629		291,111
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	311,133		286,400
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	323,574		289,429
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	266,630		258,493
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	228,839		219,148

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 144.0% (continued)
U.S. Related - 1.4% (continued)
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	330,362	337,803
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,356,059	2,558,955
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	327,370	346,528
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	312,813	348,602
				6,078,040
Utah - .8%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,190,000	1,223,432
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,345,000	2,372,997
				3,596,429
Virginia - 3.7%
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate 5.50%	5.83	7/1/2057	7,500,000	[b,d,e] 8,394,282
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,620,000	4,639,050
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2039	1,850,000	1,811,626
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000	1,250,059
				16,095,017
Washington - .7%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	1,000,000	1,036,566
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	3,200,000	[b] 2,136,684
				3,173,250
Wisconsin - 3.9%
Public Finance Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. A	5.00	11/15/2041	1,000,000	1,032,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Wisconsin - 3.9% (continued)
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000		1,597,071
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	2,500,000		2,776,279
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	2,035,000		2,275,154
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2040	1,130,000	[b]	1,095,684
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2030	45,000	[b,g]	51,475
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2053	2,015,000	[b]	1,660,073
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2047	750,000	[b]	678,875
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,650,000		2,737,444
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,250,000		1,376,157
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	2,000,000		1,617,041
				16,898,033
Total Investments (cost $632,845,016)			144.0%	627,639,302
Liabilities, Less Cash and Receivables			(44.0%)	(191,888,398)
Net Assets Applicable to Common Stockholders			100.0%	435,750,904

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $233,399,808 or 53.56% of net assets.

c Non-income producing—security in default.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	627,639,302	-	627,639,302
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(117,375,000)	-	(117,375,000)
VMTPS††	-	(78,900,000)	-	(78,900,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At December 31, 2023, accumulated net unrealized depreciation on investments was $5,205,714, consisting of $19,539,184 gross unrealized appreciation and $24,744,898 gross unrealized depreciation.

At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.